Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 28, 2026	Mar. 29, 2025	Mar. 30, 2024	Apr. 01, 2023	Apr. 02, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO ($) (1)	Compensation Actually Paid to CEO ($) (2)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers ($) (3)(4)	Average Compensation Actually Paid to Non-CEO Named Executive Officers ($) (2)(3)	Total Shareholder Return ($) (5)	Peer Group Total Shareholder Return ($) (6)	Net Income ($ thousands) (7)	Adjusted Pre-tax Income ($ thousands) (8)

2026	7,958,712	4,051,714	1,906,769	1,562,533	201	128	191,188	245,762
2025	7,639,958	14,977,525	1,851,242	2,331,392	221	136	171,036	223,447
2024	4,510,808	6,134,601	1,416,578	1,577,378	172	167	157,905	198,235
2023	5,410,215	7,974,030	1,674,111	2,019,563	137	101	240,841	316,564
2022	4,717,716	4,520,893	1,130,149	1,076,439	105	86	197,742	209,610

Company Selected Measure Name	Adjusted Pre-tax Income
Named Executive Officers, Footnote	Represents the total compensation reported for our CEO, Mr. Boor, for each corresponding year in the “Total” column of the Summary Compensation Table.For FY2026 and FY2025, our non-CEO NEOs were Ms. Aden and Messrs. Cira, Niño, and Schuknecht. For FY2024, our non-CEO NEOs were Ms. Aden and Messrs. Cira, Niño, Dragash and Like. For FY2023, our non-CEO NEOs were Ms. Aden and Messrs. Cira, Niño and Dragash. For FY2022, our non-CEO NEOs were Messrs. Niño, Cira, Dragash and Bigbee and Mses. Aden and Reynolds.
Peer Group Issuers, Footnote	Represents the TSR for the iShares U.S. Home Construction ETF. For purposes of the table, an initial investment of $100 (with reinvestment of all dividends) is assumed to have been made in the iShares U.S. Home Construction ETF for the measurement period beginning on the last trading day before the Company’s earliest fiscal year in the table, through and including the end of the fiscal year for which cumulative TSR of iShares U.S. Home Construction ETF is being calculated.
PEO Total Compensation Amount	$ 7,958,712	$ 7,639,958	$ 4,510,808	$ 5,410,215	$ 4,717,716
PEO Actually Paid Compensation Amount	$ 4,051,714	14,977,525	6,134,601	7,974,030	4,520,893
Adjustment To PEO Compensation, Footnote	In accordance with Item 402(v) of Regulation S-K, adjustments were made to the total compensation for our CEO and the average total compensation for the NEOs as a group (excluding our CEO) in each year’s respective Proxy Statement to determine the “compensation actually paid." These adjustments are detailed in the tables below.

	Year	Reported Summary Compensation Table Total ($)	Reported Value of Stock Awards ($) (a)	Stock Award Adjustments ($) (b)	Compensation Actually Paid ($)

	2026	7,958,712	(4,729,907)	822,909	4,051,714
CEO	2025	7,639,958	(4,549,586)	11,887,153	14,977,525
	2024	4,510,808	(2,802,500)	4,426,293	6,134,601
	2023	5,410,215	(2,300,175)	4,863,990	7,974,030
	2022	4,717,716	(1,915,335)	1,718,512	4,520,893
Average of non-CEO NEOs	2026	1,906,769	(600,464)	256,228	1,562,533
	2025	1,851,242	(701,177)	1,181,327	2,331,392
	2024	1,416,578	(460,881)	621,681	1,577,378
	2023	1,674,111	(437,678)	783,130	2,019,563
	2022	1,130,149	(212,686)	158,976	1,076,439
(a)Represents the grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)Equity award adjustments for each applicable year are further detailed in the table below.

	Year	Year End Fair Value of Outstanding and Unvested Stock Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Stock Awards ($)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Year over Year Change in Fair Value of Stock Awards Granted in Prior Years that were Cancelled in the Year ($)	Total Stock Award Adjustments ($)

	2026	4,241,874	(2,481,475)	(633,567)	(303,923)	822,909
CEO	2025	6,398,802	5,709,381	(28,736)	(192,294)	11,887,153
	2024	3,791,070	1,234,763	(408,896)	(190,644)	4,426,293
	2023	3,482,430	1,103,758	277,802	—	4,863,990
	2022	2,194,560	14,285	(490,333)	—	1,718,512
Average of non-CEO NEOs	2026	538,508	(123,065)	(97,063)	(62,152)	256,228
	2025	908,038	301,957	(5,961)	(22,707)	1,181,327
	2024	545,595	169,585	(36,814)	(56,685)	621,681
	2023	665,665	86,371	25,442	5,652	783,130
	2022	196,698	4,411	(28,377)	(13,756)	158,976

Non-PEO NEO Average Total Compensation Amount	$ 1,906,769	1,851,242	1,416,578	1,674,111	1,130,149
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,562,533	2,331,392	1,577,378	2,019,563	1,076,439
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with Item 402(v) of Regulation S-K, adjustments were made to the total compensation for our CEO and the average total compensation for the NEOs as a group (excluding our CEO) in each year’s respective Proxy Statement to determine the “compensation actually paid." These adjustments are detailed in the tables below.Represents the average total compensation reported for our non-CEO NEOs, derived from the “Total” column of the Summary Compensation Table in each year’s respective Proxy Statement.

	Year	Reported Summary Compensation Table Total ($)	Reported Value of Stock Awards ($) (a)	Stock Award Adjustments ($) (b)	Compensation Actually Paid ($)

	2026	7,958,712	(4,729,907)	822,909	4,051,714
CEO	2025	7,639,958	(4,549,586)	11,887,153	14,977,525
	2024	4,510,808	(2,802,500)	4,426,293	6,134,601
	2023	5,410,215	(2,300,175)	4,863,990	7,974,030
	2022	4,717,716	(1,915,335)	1,718,512	4,520,893
Average of non-CEO NEOs	2026	1,906,769	(600,464)	256,228	1,562,533
	2025	1,851,242	(701,177)	1,181,327	2,331,392
	2024	1,416,578	(460,881)	621,681	1,577,378
	2023	1,674,111	(437,678)	783,130	2,019,563
	2022	1,130,149	(212,686)	158,976	1,076,439
(a)Represents the grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)Equity award adjustments for each applicable year are further detailed in the table below.

	Year	Year End Fair Value of Outstanding and Unvested Stock Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Stock Awards ($)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Year over Year Change in Fair Value of Stock Awards Granted in Prior Years that were Cancelled in the Year ($)	Total Stock Award Adjustments ($)

	2026	4,241,874	(2,481,475)	(633,567)	(303,923)	822,909
CEO	2025	6,398,802	5,709,381	(28,736)	(192,294)	11,887,153
	2024	3,791,070	1,234,763	(408,896)	(190,644)	4,426,293
	2023	3,482,430	1,103,758	277,802	—	4,863,990
	2022	2,194,560	14,285	(490,333)	—	1,718,512
Average of non-CEO NEOs	2026	538,508	(123,065)	(97,063)	(62,152)	256,228
	2025	908,038	301,957	(5,961)	(22,707)	1,181,327
	2024	545,595	169,585	(36,814)	(56,685)	621,681
	2023	665,665	86,371	25,442	5,652	783,130
	2022	196,698	4,411	(28,377)	(13,756)	158,976

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and TSR
The following chart sets forth the relationship between compensation actually paid to our CEO, the average of compensation actually paid to our non-CEO NEOs, and the cumulative TSR of the Company and of iShares U.S. Home Construction ETF over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The following chart sets forth the relationship between compensation actually paid to our CEO, the average of compensation actually paid to our non-CEO NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted Pre-tax Income
The following chart sets forth the relationship between compensation actually paid to our CEO, the average of compensation actually paid to our non-CEO NEOs, and our Company selected performance measure—Adjusted Pre-tax Income, during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid and TSR
The following chart sets forth the relationship between compensation actually paid to our CEO, the average of compensation actually paid to our non-CEO NEOs, and the cumulative TSR of the Company and of iShares U.S. Home Construction ETF over the five most recently completed fiscal years.

Tabular List, Table	• Adjusted Pre-tax Income • Individual Objective Based Performance • Market Share •Relative TSR; and • Effective capital deployment as measured by return on invested capital
Total Shareholder Return Amount	$ 201	221	172	137	105
Peer Group Total Shareholder Return Amount	128	136	167	101	86
Net Income (Loss)	$ 191,188,000	$ 171,036,000	$ 157,905,000	$ 240,841,000	$ 197,742,000
Company Selected Measure Amount	245,762,000	223,447,000	198,235,000	316,564,000	209,610,000
PEO Name	Mr. Boor
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain measures of financial performance of the Company. See “Executive Compensation—Compensation Discussion and Analysis” above for additional information about how the Company aligns executive compensation with its performance.
Represents the total shareholder return (“TSR”) on our common stock assuming an initial investment of $100 (with reinvestment of dividends) from the measurement period beginning on the last trading day before the Company’s earliest fiscal year in the table, through and including the end of the fiscal year for which cumulative TSR of the Company is being calculated.Represents our net income, in thousands, as reported in our Annual Report on Form 10-K for each of the years presented.
Company Performance Measures
Listed below are the financial and non-financial performance measures which in the Company’s assessment represent the most important performance measures used to link compensation actually paid to our NEOs for FY2026 to the Company’s performance:

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Pre-tax Income
Non-GAAP Measure Description	Represents, in the Company’s assessment, the most important financial performance measure used to link compensation actually paid to our NEOs for the most recently completed fiscal year, to Company performance. Company-selected measure is Adjusted Pre-tax Income, which is Pre-tax income after adjustments, including costs related to: (i) Intangible write-off; (ii) unrealized gains and losses on equity investments; and (iii) deal costs.
Measure:: 2
Pay vs Performance Disclosure
Name	Individual Objective Based Performance
Measure:: 3
Pay vs Performance Disclosure
Name	Market Share
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 5
Pay vs Performance Disclosure
Name	Effective capital deployment as measured by return on invested capital
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,729,907)	$ (4,549,586)	$ (2,802,500)	$ (2,300,175)	$ (1,915,335)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	822,909	11,887,153	4,426,293	4,863,990	1,718,512
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,241,874	6,398,802	3,791,070	3,482,430	2,194,560
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,481,475)	5,709,381	1,234,763	1,103,758	14,285
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(633,567)	(28,736)	(408,896)	277,802	(490,333)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(303,923)	(192,294)	(190,644)	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(600,464)	(701,177)	(460,881)	(437,678)	(212,686)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	256,228	1,181,327	621,681	783,130	158,976
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	538,508	908,038	545,595	665,665	196,698
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(123,065)	301,957	169,585	86,371	4,411
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(97,063)	(5,961)	(36,814)	25,442	(28,377)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (62,152)	$ (22,707)	$ (56,685)	$ 5,652	$ (13,756)